Note 24 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement Line Items [Line Items]
Issued shares at beginning of year (in shares)	10,603,153	52,787,428	52,078,908
Share consolidation (in shares)		(42,135,492)	(41,663,126)
Issued shares post consolidation (in shares)	10,603,153	10,651,936	10,415,782
Weighted average shares repurchased (in shares)		(60,978)
Weighted average shares issued (in shares)		16,924	41,460
Weighted average number of shares at December 31 (in shares)	10,603,153	10,607,882	10,457,242
Weighted average shares at December 31 (in shares)	10,603,153	10,607,882	10,457,242
Effect of dilutive options (in shares)	698	9,622	23,449
Weighted average number of shares (diluted) at December 31 (in shares)	10,603,851	10,617,504	10,480,691
Profit/(loss) for the year attributable to owners of the Company (basic and diluted) | $	$ 10,766	$ 9,384	$ 8,526
Blanket Mine Employee Trust Adjustment | $	(280)	(210)	(238)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ 10,486	$ 9,174	$ 8,288
Basic earnings per share - $	0.99	0.86	0.79
Diluted earnings per share - $	0.99	0.86	0.79